NCM CAPITAL INVESTMENT TRUST

July 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       NCM Capital Investment Trust
File No. 333-140534

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that  (i)  the form  of  Prospectus  and Statement  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to NCM Capital Investment Trust's registration statement  on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

If you need any further assistance, please contact me at (513) 587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary